Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with maturities of three months or less. Cash and cash equivalents balance as of December 31, 2017 and 2018 primarily consist of the following currencies:

	December 31, 2017		December 31, 2018
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	399,966	399,966	678,610	678,610
US$	6,513	42,566	4,431	30,409

Total		442,532		709,019

As of December 31, 2017 and 2018, the Group’s cash and cash equivalents were mainly held in major financial institutions located in the PRC.